Contract Liabilities	6 Months Ended
Jun. 30, 2024
Other Liabilities Disclosure [Abstract]
Contract Liabilities

4. Contract Liabilities

Contract liabilities consisted of the following:

	December 31, 2023	June 30, 2024	June 30, 2024
	HK$	HK$	US$
Billings in advance of performance obligation under contracts	4,619,690	9,489,991	1,215,372

The Company’s contract liabilities include payments received in advance of performance under trading solution service contracts which will be recognized as revenue as the Company executed the trading solution services with customers under the contract, as well as the deferred installation and customization service fee received from trading solution services.

The movement in contract liabilities was as follows:

	December 31, 2023	June 30, 2024	June 30, 2024
	HK$	HK$	US$
Beginning balance	4,199,173	4,619,690	591,638
Decrease in contract liabilities as a result of recognizing revenue during the year was included in the contract liabilities at the beginning of the year	(4,199,173)	(3,638,040)	(465,920)
Increase in contract liabilities as a result of billings in advance of performance obligation under contracts	4,619,690	8,508,341	1,089,654

Ending balance	4,619,690	9,489,991	1,215,372

No billings in advance of performance received are expected to be recognized as income after more than one year.

mF International Limited and Subsidiaries

Notes to Unaudited Condensed Consolidated Financial Statements